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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, Massachusetts 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 98.0%	Shares	Value
Large-Cap Funds - 61.9%
American Funds AMCAP Fund - Class A	184,296	$5,077,356
ClearBridge Aggressive Growth Fund - Class I (b)	9,452	2,038,641
Dodge & Cox Stock Fund	25,094	4,292,542
Glenmede Large Cap Core Portfolio	140,187	3,004,206
Glenmede Large Cap Growth Portfolio	178,745	4,141,514
iShares MSCI USA Minimum Volatility ETF (a)	73,200	2,948,496
iShares S&P 500 Growth ETF (a)	29,200	3,204,700
iShares S&P 500 Value ETF (a)	28,105	2,517,365
JPMorgan Value Advantage Fund - Institutional Class	127,086	3,668,962
MFS Growth Fund - Class I (b)	58,822	4,123,451
Putnam Equity Income Fund - Class Y	330,998	6,729,200
RidgeWorth Large Cap Value Equity Fund - Class I	217,581	3,507,405
Vanguard 500 Index Fund - Admiral Shares	36,133	6,655,335
Vanguard Dividend Growth Fund - Investor Shares	370,988	8,336,095
Weitz Partners Value Fund - Institutional Class (b)	90,959	2,987,994
Wells Fargo Advantage Growth Fund - Administrator Class (b)	126,551	6,103,553
		69,336,815

Sector Funds - 18.4%
Fidelity Select Health Care Portfolio	27,556	6,123,048
iShares U.S. Energy ETF (a)	33,400	1,426,848
Ivy Science and Technology Fund - Class I (b)	71,466	4,011,390
Market Vectors Retail ETF (a)	20,000	1,441,000
PowerShares Dynamic Pharmaceuticals Portfolio (a)	67,000	4,700,050
ProShares UltraShort 20+ Year Treasury (a) (b)	18,000	689,040
Vanguard Consumer Discretionary ETF (a)	20,000	2,265,600
		20,656,976

Mid-Cap Funds - 10.7%
iShares S&P MidCap 400 Growth ETF (a)	12,600	2,026,710
iShares S&P MidCap 400 Value ETF (a)	31,600	3,921,876
Putnam Equity Spectrum Fund - Class Y	100,495	4,196,653
SPDR S&P MidCap 400 ETF Trust (a)	7,102	1,854,119
		11,999,358

International Funds - 3.6%
Lazard International Strategic Equity Portfolio - Institutional Shares	141,135	1,933,553
MFS International Value Fund - Class I	57,930	2,054,182
		3,987,735

Small-Cap Funds - 3.4%
Hodges Small Cap Fund - Institutional Class	111,103	2,124,300
iShares S&P SmallCap 600 Value ETF (a)	15,200	1,697,384
		3,821,684

Total Investment Companies (Cost $81,939,202)		$109,802,568

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS- 2.1%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (c) (Cost $2,340,439)	2,340,439	$2,340,439

Total Investments at Value - 100.1% (Cost $84,279,641)		$112,143,007

Liabilities in Excess of Other Assets - (0.1%)		(140,885)

Net Assets - 100.0%		$112,002,122

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2015.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 98.3%	Shares	Value
Large-Cap Funds - 27.7%
American Funds AMCAP Fund - Class A	145,215	$4,000,685
ClearBridge Aggressive Growth Fund - Class I (b)	10,652	2,297,422
iShares Core S&P 500 ETF (a)	19,100	3,836,617
John Hancock Disciplined Value Fund - Class I	182,549	3,291,352
JPMorgan Value Advantage Fund - Institutional Class	126,240	3,644,540
Wells Fargo Advantage Growth Fund - Administrator Class (b)	50,789	2,449,575
		19,520,191
Fixed Income/Multi-Sector Bond Funds - 20.7%
Blackrock Strategic Income Opportunities Portfolio - Institutional Shares	99,924	1,017,227
Dodge & Cox Income Fund	282,200	3,939,517
Loomis Sayles Bond Fund - Institutional Class	392,058	5,735,811
PIMCO Income Fund - Institutional Class	295,240	3,625,543
ProShares UltraShort 20+ Year Treasury (a) (b)	7,000	267,960
		14,586,058
International Funds - 13.2%
Dodge & Cox International Stock Fund	24,137	1,008,207
First Eagle Global Fund - Class A	48,265	2,536,805
Harding, Loevner International Equity Portfolio - Institutional Class	173,010	3,083,036
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	112,783	1,618,430
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares	79,722	1,020,444
		9,266,922
Sector Funds - 11.4%
Consumer Staples Select Sector SPDR Fund (a)	24,000	1,152,480
Fidelity Select Health Care Portfolio	13,349	2,966,086
iShares U.S. Energy ETF(a)	46,500	1,986,480
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	158,389	1,929,177
		8,034,223
Worldwide Bond Funds - 7.4%
Loomis Sayles Global Bond Fund - Institutional Class	105,945	1,658,033
Templeton Global Bond Fund - Class A	285,697	3,534,075
		5,192,108
Mid-Cap Funds - 5.9%
SPDR S&P MidCap 400 ETF Trust (a)	15,780	4,119,685

High Yield Bond Funds - 4.7%
Loomis Sayles Institutional High Income Fund	346,268	2,500,056
Oppenheimer Senior Floating Rate Fund - Class A	97,896	790,999
		3,291,055
Convertible Bond Funds - 4.0%
AllianzGI Convertible Fund - Institutional Class	85,767	2,850,027

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 98.3% (Continued)	Shares	Value
Small-Cap Funds - 3.3%
Brown Capital Management Small Company Fund - Institutional Shares (b)	16,264	$1,122,566
iShares S&P SmallCap 600 Value ETF (a)	10,700	1,194,869
		2,317,435

Total Investment Companies (Cost $55,851,248)		$69,177,704

STRUCTURED NOTES - 1.3%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio due 03/31/2017 (b) (Cost $750,000)	$750,000	$903,110

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (c) (Cost $352,891)	352,891	$352,891

Total Investments at Value - 100.1% (Cost $56,954,139)		$70,433,705

Liabilities in Excess of Other Assets - (0.1%)		(60,123)

Net Assets - 100.0%		$70,373,582

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2015.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 96.1%	Shares	Value
Europe Funds - 38.0%
Columbia European Equity Fund - Class A	363,187	$2,451,515
Franklin Mutual European Fund - Class A	190,670	3,933,517
iShares MSCI Germany ETF (a)	72,600	2,036,430
iShares MSCI Switzerland Capped ETF (a)	65,600	2,082,800
iShares MSCI United Kingdom ETF (a)	185,146	3,340,034
ProShares UltraShort Euro (a) (b)	2,000	49,320
T. Rowe Price European Stock Fund	182,994	3,658,046
WisdomTree Europe Hedged Equity Fund (a)	50,000	3,014,000
		20,565,662
Asia/Pacific Funds - 28.3%
Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF (a)	25,000	847,500
iShares MSCI Australia ETF (a)	45,100	988,592
Matthews China Dividend Fund - Investor Class	98,493	1,327,693
Matthews India Fund - Investor Class	34,471	986,556
Matthews Japan Fund - Institutional Class	189,924	3,137,542
Matthews Pacific Tiger Fund - Investor Class	130,727	3,635,519
ProShares UltraShort Yen (a) (b)	2,000	171,160
WisdomTree Japan Hedged Equity Fund (a)	86,000	4,232,920
		15,327,482
Diversified Funds - 27.5%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF (a)	35,000	973,350
Dodge & Cox International Stock Fund	32,631	1,362,995
Harding, Loevner International Equity Portfolio - Institutional Class	66,386	1,182,991
iShares MSCI EAFE Growth ETF (a)	10,900	726,594
iShares MSCI EAFE Minimum Volatility ETF (a)	11,000	705,760
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	153,895	2,208,399
MFS International Value Fund - Class I	50,918	1,805,546
Oakmark International Fund - Class I	131,989	3,081,953
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares	69,073	884,135
Templeton Institutional Foreign Smaller Companies Series Advisor Fund	94,865	1,966,551
		14,898,274
Emerging Markets Funds - 2.3%
William Blair Emerging Markets Small Cap Growth Fund - Class I	73,544	1,242,890

Total Investment Companies (Cost $45,935,221)		$52,034,308

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.9%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (c) (Cost $2,115,913)	2,115,913	$2,115,913

Total Investments at Value - 100.0% (Cost $48,051,134)		$54,150,221

Liabilities in Excess of Other Assets - (0.0%) (d)		(131)

Net Assets - 100.0%		$54,150,090

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2015.
(d)	Percentage rounds to greater than (0.1%).

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 96.7%	Shares	Value
Long/Short Equity Funds - 20.6%
AllianceBernstein Select US Long/Short Portfolio - Class I	417,450	$4,879,985
Gotham Absolute Return Fund - Institutional Class	177,155	2,384,509
MainStay Marketfield Fund - Class I (b)	242,162	3,838,268
Boston Partners Long/Short Research Fund - Institutional Class (b)	325,044	4,833,410
TFS Market Neutral Fund	25,827	392,821
Vanguard Market Neutral Fund - Investor Shares (b)	275,350	3,202,324
Weitz Partners III Opportunity Fund - Institutional Class (b)	278,902	4,507,054
		24,038,371
Arbitrage Funds - 16.7%
Calamos Market Neutral Income Fund - Class A	543,389	6,982,546
The Merger Fund - Investor Class	412,564	6,427,748
Touchstone Merger Arbitrage Fund - Institutional Class (b)	564,943	6,010,993
		19,421,287
Global Macro Funds - 13.9%
BlackRock Global Allocation Fund - Investor A	33,466	662,296
First Eagle Global Fund - Class A	113,656	5,973,784
Franklin Mutual Global Discovery Fund - Class Z	122,308	4,020,252
Ivy Asset Strategy Fund - Class A	98,616	2,485,122
John Hancock Global Absolute Return Strategies Fund - Class I	269,446	2,998,937
		16,140,391
Asset Allocation Funds - 10.8%
Berwyn Income Fund	423,948	5,778,406
FPA Crescent Fund	206,647	6,837,954
		12,616,360
High Yield/Fixed Income Funds - 9.1%
Aberdeen Asia-Pacific Income Fund, Inc. (d)	140,000	772,800
BlackRock Credit Allocation Income Trust (d)	70,000	943,600
Legg Mason BW Alternative Credit Fund - Class IS	189,822	2,027,299
PIMCO Dynamic Income Fund (d)	21,266	644,998
PIMCO Income Fund - Institutional Class	173,111	2,125,807
Templeton Global Bond Fund - Class A	110,617	1,368,327
Templeton Global Income Fund (d)	370,000	2,671,400
		10,554,231
Managed Futures Funds - 8.0%
361 Managed Futures Strategy Fund - Class I	476,220	5,500,346
AQR Managed Futures Strategy Fund - Class N	238,325	2,633,486
PIMCO TRENDS Managed Futures Strategy Fund - Institutional Class	107,239	1,210,724
		9,344,556
Natural Resources Funds - 7.5%
Market Vectors Gold Miners ETF (a)	43,000	958,470
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	116,319	1,416,764
PIMCO CommoditiesPLUS Strategy Fund - Institutional Class	118,506	865,097
RS Global Natural Resources Fund - Class A	29,361	679,405

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 96.7% (Continued)	Shares	Value
Natural Resources Funds - 7.5% (Continued)
SPDR Gold Trust (a) (b) (c)	10,500	$1,296,225
Tortoise Energy Infrastructure Corporation (d)	13,500	581,850
Tortoise MLP & Pipeline Fund - Institutional Class	189,071	2,966,526
		8,764,337
Real Estate Funds - 5.8%
CBRE Clarion Global Real Estate Income Fund (d)	154,000	1,432,200
Vanguard REIT ETF (a)	41,000	3,548,550
Voya Global Real Estate Fund - Class I	84,642	1,798,645
		6,779,395
Option Hedged Funds - 3.1%
BlackRock Enhanced Equity Dividend Trust (d)	120,000	962,400
Swan Defined Risk Fund - Class I	223,808	2,638,699
		3,601,099
Deep Value/Distressed Securities Funds - 1.2%
Third Avenue Focused Credit Fund - Institutional Class	145,475	1,380,561

Total Investment Companies (Cost $102,244,880)		$112,640,588

STRUCTURED NOTES - 2.4%	Par Value	Value
BNP Paribas Buffered Return Enhanced Notes Linked to the Performance of WTI Crude Oil, due 03/24/2016 (b)	$1,500,000	$980,228
JPMorgan Chase & Co., Dual Directional Contingent Buffered Return Enhanced Notes Linked to the EURO STOXX 50 Index, due 12/14/2016 (b)	1,800,000	1,792,800
Total Structured Notes (Cost $3,300,000)		$2,773,028

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (e) (Cost $983,056)	983,056	$983,056

Total Investments at Value - 99.9% (Cost $106,527,936)		$116,396,672

Other Assets in Excess of Liabilities - 0.1%		105,977

Net Assets - 100.0%		$116,502,649

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	The rate shown is the 7-day effective yield as of January 31, 2015.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2015 (Unaudited)

1. Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured Notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2015 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$109,802,568	$-	$-	$109,802,568
Money Market Funds	2,340,439	-	-	2,340,439
Total	$112,143,007	$-	$-	$112,143,007

New Century Balanced Portfolio

Investment Companies	$69,177,704	$-	$-	$69,177,704
Structured Notes	-	903,110	-	903,110
Money Market Funds	352,891	-	-	352,891
Total	$69,530,595	$903,110	$-	$70,433,705

New Century International Portfolio

Investment Companies	$52,034,308	$-	$-	$52,034,308
Money Market Funds	2,115,913	-	-	2,115,913
Total	$54,150,221	$-	$-	$54,150,221

New Century Alternative Strategies Portfolio

Investment Companies	$112,640,588	$-	$-	$112,640,588
Structured Notes	-	2,773,028	-	2,773,028
Money Market Funds	983,056	-	-	983,056
Total	$113,623,644	$2,773,028	$-	$116,396,672

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs. As of January 31, 2015, the Portfolios did not have any transfers in and out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2015. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2015:
				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$84,279,641	$57,109,066	$48,072,768	$106,663,363

Gross unrealized appreciation	$29,122,938	$13,693,251	$7,346,047	$13,417,437

Gross unrealized depreciation	(1,259,572)	(368,612)	(1,268,594)	(3,684,128)

Net unrealized appreciation	$27,863,366	$13,324,639	$6,077,453	$9,733,309

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Balanced, New Century International and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 25, 2015

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	March 25, 2015

* Print the name and title of each signing officer under his or her signature.